Income Taxes (Provision for Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Federal, current	$ 261,552	$ 329,076	$ (66,462)
State, current	20,337	1,685	(19,297)
Foreign, current	3,199	2,016	8,289
Total current	285,088	332,777	(77,470)
Federal, deferred	(23,052)	55,124	138,662
State, deferred	(10,440)	10,400	12,223
Foreign, deferred	8,218	(7,473)	(12,623)
Total deferred	(25,274)	58,051	138,262
Total provision for income taxes	$ 259,814	$ 390,828	$ 60,792